Property, plant and equipment - Schedule of Depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	$ 920	$ 774	$ 552
R&D expense
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	751	589	407
G&A expense
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	102	185	145
S&M Expense
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	$ 67	$ 0	$ 0